6. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	As at December 31, 2015	As at December 31, 2014
	$	$
Trade accounts payable	274,055	130,913
Accrued liabilities	139,218	45,126
	413,273	176,039